Loans with Government Guarantees (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument, term (in years)	10 years	10 years
Loans with government guarantees		$ 485	$ 1,128
Loans with Government Guarantees (EBO)	$ 435	485
Loans Repurchased With Government Guarantees		485	1,128
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-cash reclassification of loans with government guarantees to other assets	$ 178	210
Accounting Standards Update 2014-14
Accounts, Notes, Loans and Financing Receivable [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		$ 210	$ 373